Operating Leases - Rental Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating Leases
Rental expenses | ¥	¥ 361,098		¥ 300,708	¥ 271,630
Variable lease cost | $		$ 0